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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
June 5, 2007 to July 12, 2007

Commission File Number of issuing entity:	333-141696-01

SMHL Global Fund 2007-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-141696

ME Portfolio Management Limited
(Exact name of depositor and sponsor as specified in its charter)

Victoria, Australia
(State or other jurisdiction of incorporation or organization of the issuing entity)

Not Applicable
(I.R.S. Employer Identification No.)

Level 16 360 Collins Street Melbourne, VIC 3000 Australia (Address of principal executive offices of the issuing entity)	Not Applicable (Zip Code)

+61 3 9605 6000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (if Section 12(b))
Class A1 Notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

SEC 2503 (03-05)
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PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On June 5, 2007, pursuant to a registration statement (File No. 333-141696), Perpetual Limited, in its capacity as issuer trustee (the "Issuer Trustee") of SMHL Global Fund 2007-1 (the "Issuing Entity"), publicly issued US$1,200,000,000 of Class A1 Mortgage Backed Floating Rate Notes (the "Class A1 Notes"). The Issuer Trustee made a regular monthly allocation of principal and interest to the holders of the Class A1 Notes on the Monthly Payment Date falling on July 12, 2007. See Exhibit 99.

Capitalized terms used in this Form 10-D and not defined herein have the same meanings given to them in the prospectus supplement dated May 24, 2007 to the prospectus dated May 11, 2007 relating to the Class A1 Notes.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

There are no legal proceedings pending against ME Portfolio Management Limited (the "Depositor" and the "Sponsor"), the Issuing Entity, the Issuer Trustee, Members Equity Bank Pty Limited (the "Servicer"), Perpetual Trustee Company Limited (the "Security Trustee") or The Bank of New York (the "Note Trustee"), or of which any property of the foregoing is the subject, that are material to holders of the Class A1 Notes.

There are no proceedings known to be contemplated by governmental authorities pending against the Depositor and Sponsor, the Issuing Entity, the Issuer Trustee, the Servicer, the Security Trustee or the Note Trustee, or of which any property of the foregoing is the subject, that are material to holders of the Class A1 Notes.

Item 3. Sales of Securities and Use of Proceeds.

Not applicable.

Item 4. Defaults Upon Senior Securities.

Not applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

No votes or consents of Noteholders were solicited during the period covered by this Form 10-D for any purpose.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Significant Enhancement Provider Information.

The consolidated financial statements of Australia and New Zealand Banking Group Limited (the "Currency Swap Provider") and its subsidiaries at March 31, 2007, September 30, 2006 and March 31, 2006 and for the half years ended March 31, 2007, September 30, 2006 and March 31, 2006, included in, or as exhibits to, Australia and New Zealand Banking Group Limited's Form 6-K filed with the Securities and Exchange Commission on June 29, 2007 are hereby incorporated by reference in this Form 10-D and may be reviewed at the EDGAR web site maintained by the Securities and Exchange Commission at http://www.sec.gov.

Item 8. Other Information.

Not applicable.

Item 9. Exhibits.

Item 601 of Regulation S-K Exhibit No.	Description
99	Noteholders report for the July 12, 2007 Monthly Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Date: July 16, 2007	ME Portfolio Management Limited (Depositor)

	By:	/s/ Nicholas Vamvakas
Name: Nicholas Vamvakas
Title: Authorized Signatory

INDEX OF EXHIBITS

Item 601 of Regulation S-K Exhibit No.	Description
99	Noteholders report for the July 12, 2007 Monthly Payment Date.